Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Exposures Gross of Impairment Allowances (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 24,045,804	$ 46,971,920
Percentage of maximum expose to credit risk	100.00%	100.00%
Local Government Securities [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 23,781,113	$ 46,168,862
Percentage of maximum expose to credit risk	98.90%	98.29%
Corporate Bonds [Member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 86,487	$ 551,451
Percentage of maximum expose to credit risk	0.36%	1.17%
Financial Trust [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 178,204	$ 251,607
Percentage of maximum expose to credit risk	0.74%	0.54%
Impairments stage 1 [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 24,045,804	$ 46,971,920
Percentage of maximum expose to credit risk	100.00%	100.00%
Impairments stage 1 [member] | Local Government Securities [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 23,781,113	$ 46,168,862
Impairments stage 1 [member] | Corporate Bonds [Member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	86,487	551,451
Impairments stage 1 [member] | Financial Trust [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 178,204	$ 251,607